Corporate information	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate information
Corporate information

1.	Corporate information

Cobar Management Pty. Limited (“Cobar” or the “Company”) is a proprietary company incorporated in Australia. Its parent entity is Glencore Operations Australia Pty Limited (“Glencore Operations Australia”). Its ultimate parent entity is Glencore plc (the “Parent”).

The unaudited interim condensed financial statements of the Company for the period ended March 31, 2023 were authorized for issue in accordance with a resolution of the Directors on May 19, 2023.

Cobar is primarily engaged in the operation of Cornish, Scottish and Australian underground copper mine (“CSA mine”) in Australia. The CSA mine was transferred to the Company on November 29, 2021 as part of the Reorganization (as described below). Prior to November 29, 2021, the Company was the manager and operator of the CSA mine.

From January 1, 2019 to November 28, 2021 Acelight Pty Limited (“Acelight”) and Isokind Pty Limited (“Isokind”) owned the assets in the CSA mine in a 40/60 split respectively, pursuant to an unincorporated joint arrangement. Whilst Acelight, Isokind, and Cobar each have a different immediate parent, all of them are indirectly 100% owned and controlled by their ultimate parent entity, Glencore plc, for all periods presented in the financial statements.

On November 29, 2021, all assets, tenements and residual interests held by Acelight and Isokind for the operation of the CSA mine were transferred to Cobar (the “Reorganization”). The consideration was settled by related party loans. As this was a transaction between entities under common control, the book value basis of accounting, organized the book values of the Parent, was used to record the assets and liabilities contributed to Cobar. Further, the financial statements report the results of the CSA mine operations as though the transfer of net assets occurred at January 1, 2020.

On March 17, 2022, Glencore Operations Australia entered a binding agreement with Metals Acquisition Corp (“MAC”) for the sale and purchase of Cobar. MAC will assume ownership and full operational control of the Company and will enter into an offtake agreement with the Parent for 100% of the copper concentrate produced at the CSA mine in return for consideration of $1.05 billion in cash, $50 million equity stake in MAC and 1.5% copper only net smelter return life of mine royalty upon completion of the transaction. On November 22, 2022, Glencore Operations Australia entered a binding deed of amendment with MAC in respect of the March 17, 2022, agreement, for the sale and purchase of Cobar. The deed of amendment provides consent to the re-domiciliation of MAC and amends consideration to $775 million in cash (with the ability to scale up to $875 million cash depending on Private Investment in Public Entity (“PIPE”) demand), up to $100 million equity stake in MAC, $75 million deferred to be paid out of half the proceeds of any future equity raise, $75 million contingent payment payable when copper averages greater than $4.25/lb for 18 continuous months over the life of mine (“LOM”), $75 million contingent payment payable when copper averages greater than $4.50/lb for 24 continuous months over the LOM, and 1.5% copper only net smelter return life of mine royalty upon completion of the transaction. The transaction, expected to be completed in 2023, is subject to the approval of MAC’s shareholders and other customary closing conditions, including regulatory approvals. The date of completion was extended to June 1, 2023.

1.	Corporate information

Cobar Management Pty Limited (“Cobar” or the “Company”) is a proprietary company incorporated in Australia. Its parent entity is Glencore Operations Australia Pty Limited (“Glencore Operations Australia”). Its ultimate parent entity is Glencore plc (the “Parent”).

The financial statements of the Company for the years ended December 31, 2022 and 2021 were authorized for issue in accordance with a resolution of the Directors on March 17, 2023.

Cobar is primarily engaged in the operation of Cornish, Scottish and Australian underground copper mine (“CSA mine”) in Australia. CSA mine was transferred to the Company on November 29, 2021 as part of the Reorganization (as described below). Prior to November 29, 2021, the Company was the manager and operator of the CSA mine.

From January 1, 2019 to November 28, 2021 Acelight Pty Limited (“Acelight”) and Isokind Pty Limited (“Isokind”) owned the assets in the CSA mine in a 40/60 split respectively, pursuant to an unincorporated joint arrangement. Whilst Acelight, Isokind, and Cobar each have a different immediate parent, all of them are indirectly 100% owned and controlled by their ultimate parent entity, Glencore plc, for all periods presented in the financial statements.

On November 29, 2021, all assets, tenements and residual interests held by Acelight and Isokind for the operation of the CSA mine were transferred to Cobar (the “Reorganization”). The consideration was settled by related party loans. As this was a transaction between entities under common control, the book value basis of accounting, utilising the book values of the Parent, was used to record the assets and liabilities contributed to Cobar. Further, the financial statements report the results of the CSA mine operations as though the transfer of net assets occurred at January 1, 2020.

On March 17, 2022, Glencore Operations Australia entered a binding agreement with Metals Acquisition Corp (“MAC”) for the sale and purchase of Cobar. MAC will assume ownership and full operational control of the Company and will enter into an offtake agreement with the Parent for 100% of the copper concentrate produced at the CSA mine in return for consideration of $1.05 billion in cash, $50 million equity stake in MAC and 1.5% copper only net smelter return life of mine royalty upon completion of the transaction. On November 22, 2022, Glencore Operations Australia entered a binding deed of amendment with MAC in respect of the March 17, 2022, agreement, for the sale and purchase of Cobar. The deed of amendment provides consent to the re-domiciliation of MAC and amends consideration to $775 million in cash (with the ability to scale up to $875 million cash depending on Private Investment in Public Entity (“PIPE”) demand), up to $ 100 million equity stake in MAC, $75 million deferred to be paid out of half the proceeds of any future equity raise, $75 million contingent payment payable when copper averages greater than $4.25/lb for 18 continuous months over the life of mine (“LOM”), $75 million contingent payment payable when copper averages greater than $4.50/lb for 24 continuous months over the LOM, and 1.5% copper only net smelter return life of mine royalty upon completion of the transaction. The transaction, expected to be completed in 2023, is subject to the approval of MAC’s shareholders and other customary closing conditions, including regulatory approvals.

1.	Corporate information

Cobar Management Pty Limited (“Cobar” or the “Company”) is a proprietary company incorporated in Australia. Its parent entity, is Glencore Operations Australia Pty Limited (“Glencore Operations Australia”). Its ultimate parent entity is Glencore plc (the “Parent”).

The financial statements of the Company for the years ended December 31, 2020 and 2021 were authorised for issue in accordance with a resolution of the Directors on December 23, 2022.

Cobar is primarily engaged in the operation of Cornish, Scottish and Australian underground copper mine (“CSA mine”) in Australia. CSA mine was transferred to the Company on November 29, 2021 as part of the Reorganization (as described below). Prior to November 29, 2021, the Company was a shell company with no active trade or business.

From January 1, 2019 to November 28, 2021 Acelight Pty Limited (“Acelight”) and Isokind Pty Limited (“Isokind”) owned the assets in the CSA mine in a 40/60 split respectively, pursuant to an unincorporated joint arrangement. Whilst Acelight, Isokind, and Cobar each have a different immediate parent, all of them are indirectly 100% owned and controlled by their ultimate parent entity, Glencore plc, for all periods presented in the financial statements.

On November 29, 2021, all assets, tenements and residual interests held by Acelight and Isokind for the operation of the CSA mine were transferred to Cobar (the “Reorganization”). The consideration was settled by related party loans. As this was a transaction between entities under common control, the book value basis of accounting, utilising the book values of the Parent, was used to record the assets and liabilities contributed to Cobar. Further, the financial statements report the results of the CSA mine operations as though the transfer of net assets occurred at the beginning of the period and the comparative financial information has been adjusted accordingly as well.

On March 17, 2022, Glencore Operations Australia entered a binding agreement with Metals Acquisition Corp (“MAC”) for the sale and purchase of Cobar. MAC will assume ownership and full operational control of the Company and will enter into an offtake agreement with the Parent for 100% of the copper concentrate produced at the CSA mine in return for consideration of $1.05 billion in cash, $50 million equity stake in MAC and 1.5% copper only net smelter return life of mine royalty upon completion of the transaction. On November 22, 2022, Glencore Operations Australia entered a binding deed of amendment with MAC in respect of the March 17, 2022, agreement, for the sale and purchase of Cobar. The deed of amendment provides consent to the re-domiciliation of MAC and amends consideration to $775 million in cash (with the ability to scale up to $875 million cash depending on PIPE demand), up to $100 million equity stake in MAC, $75 million deferred to be paid out of half the proceeds of any future equity raise, $75 million contingent payment payable when copper averages greater than $4.25/lb for 18 continuous months over the life of mine (“LOM”), $75 million contingent payment payable when copper averages greater than $4.50/lb for 24 continuous months over the LOM, and 1.5% copper only net smelter return life of mine royalty upon completion of the transaction. The transaction, expected to be completed in 2023, is subject to the approval of MAC’s shareholders and other customary closing conditions, including regulatory approvals.